Document and Entity Information	Jul. 19, 2023
Entity Addresses [Line Items]
Entity address, address line one	5420 S. Durango Dr.
Entity address, city or town	Las Vegas,
Entity address, state or province	NV
Entity address, postal zip code	89113
Document type	8-K
Document Period End Date	Jul. 19, 2023
Entity registrant name	LAS VEGAS SANDS CORP.
Entity incorporation, state or country code	NV
Entity file number	001-32373
Entity tax identification number	27-0099920
City area code	702
Local phone number	923-9000
Written communications	false
Soliciting material	false
Pre-commencement tender offer	false
Pre-commencement issuer tender offer	false
Title of 12(b) security	Common Stock ($0.001 par value)
Trading symbol	LVS
Security exchange name	NYSE
Entity emerging growth company	false
Entity central index key	0001300514
Amendment flag	false
Former Address [Member]
Entity Addresses [Line Items]
Entity address, address line one	5500 Haven Street
Entity address, city or town	Las Vegas
Entity address, state or province	NV
Entity address, postal zip code	89119